PROPERTY, PLANT, AND EQUIPMENT (Details) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ 242,547	$ 257,379	$ 240,659
Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	533,478	493,001	431,440
Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	(290,931)	(235,622)	(190,781)
Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	159,352	169,809	158,434
Land and buildings [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	274,079	264,016	237,449
Land and buildings [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	(114,727)	(94,207)	(79,015)
Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	63,516	66,506	59,908
Equipment [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	193,689	168,124	137,621
Equipment [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	(130,173)	(101,618)	(77,713)
Ceded under operating leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	4,221	4,230	4,238
Ceded under operating leases [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	4,888	4,888	4,888
Ceded under operating leases [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	(667)	(658)	(650)
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	15,458	16,834	18,079
Other [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	60,822	55,973	51,482
Other [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ (45,364)	$ (39,139)	$ (33,403)